PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 106	$ 196
Arising during the year	31	6
Utilized	(1)	(2)
Unused amounts reversed	(9)	(28)
Reclassification as held for sale	0	(45)
Transfer and reclassification	7	(5)
Discount rate adjustment and imputed interest	3	4
Translation adjustments and other	(12)	(20)
Balance at end of the year	125	106
Non-current	44	47
Current	81	59
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	49	88
Arising during the year	18	5
Utilized	0	0
Unused amounts reversed	(2)	(20)
Reclassification as held for sale	0	(11)
Transfer and reclassification	7	(4)
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	(7)	(9)
Balance at end of the year	65	49
Non-current	4	4
Current	61	45
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	43	87
Arising during the year	3	0
Utilized	(1)	(2)
Unused amounts reversed	(4)	(6)
Reclassification as held for sale	0	(30)
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest	3	4
Translation adjustments and other	(4)	(10)
Balance at end of the year	40	43
Non-current	40	43
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	9	14
Arising during the year	0	0
Utilized	0	0
Unused amounts reversed	0	0
Reclassification as held for sale	0	(4)
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	0	(1)
Balance at end of the year	9	9
Non-current	0	0
Current	9	9
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	5	7
Arising during the year	10	1
Utilized	0	0
Unused amounts reversed	(3)	(2)
Reclassification as held for sale	0	0
Transfer and reclassification	0	(1)
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	(1)	0
Balance at end of the year	11	5
Non-current	0	0
Current	$ 11	$ 5